Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	3/31/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2015-SN1

5. Collateral Summary	Monthly Period, Begin:	1/1/2016

	Monthly Period, End:	1/31/2016

6. Losses and Delinquencies	Determination Date:	2/16/2016

7. Credit Instruments	Distribution Date:	2/22/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class A-1 Notes, Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

1. Distribution Summary

Class	CUSIP	Initial Principal	Beginning Principal	Note Interest	Principal	Interest	Total	Principal	Interest	Ending Principal
		Balance	Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006XAA5	182,000,000.00	0.00	0.0035000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006XAB3	250,000,000.00	188,373,257.05	0.0093000	17,659,876.03	145,989.27	17,805,865.30	0.00	0.00	170,713,381.02
Class A-2b	02006XAC1	230,000,000.00	173,303,396.48	0.0080600	16,247,085.95	128,042.33	16,375,128.28	0.00	0.00	157,056,310.53
Class A-3	02006XAD9	250,000,000.00	250,000,000.00	0.0121000	0.00	252,083.33	252,083.33	0.00	0.00	250,000,000.00
Class A-4	02006XAE7	74,600,000.00	74,600,000.00	0.0138000	0.00	85,790.00	85,790.00	0.00	0.00	74,600,000.00
Class B	02006XAF4	66,400,000.00	66,400,000.00	0.0179000	0.00	99,046.67	99,046.67	0.00	0.00	66,400,000.00
Class C	02006XAG2	39,200,000.00	39,200,000.00	0.0216000	0.00	70,560.00	70,560.00	0.00	0.00	39,200,000.00
AART Notes		1,092,200,000.00	791,876,653.53		33,906,961.98	781,511.60	34,688,473.58	0.00	0.00	757,969,691.55

Secured Note		1,117,226,362.61	853,066,430.55	0.0216000	33,906,961.98	1,535,519.57	35,442,481.55	0.00	0.00	819,159,468.57

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	753.4930282	70.6395041	0.5839571	71.2234612	0.00000000	682.8535241
Class A-2b	753.4930282	70.6395041	0.5567058	71.1962099	0.00000000	682.8535240
Class A-3	1,000.0000000	0.0000000	1.0083333	1.0083333	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	1.1500000	1.1500000	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.4916667	1.4916667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.8000000	1.8000000	0.00000000	1,000.0000000
Secured Note	763.5573766	30.3492319	1.3744033	31.7236352	0.00000000	733.2081447

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

	Beginning Factor	Ending Factor
Series 2015-SN1 Portfolio	752.0344064	722.2503219
Aggregate ABS Value	781.1250636	753.0307796
Secured Note	763.5573766	733.2081447

	Beginning Factor	Ending Factor
Note Pool Factor	725.0289814	693.9843358

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	1/20/2016	2/21/2016	Actual/360	0.0035000	0.00	0.00	0.00	0.00	0.00
Class A-2a	1/20/2016	2/21/2016	30/360	0.0093000	145,989.27	145,989.27	0.00	0.00	0.00
Class A-2b	1/20/2016	2/21/2016	Actual/360	0.0080600	128,042.33	128,042.33	0.00	0.00	0.00
Class A-3	1/20/2016	2/21/2016	30/360	0.0121000	252,083.33	252,083.33	0.00	0.00	0.00
Class A-4	1/20/2016	2/21/2016	30/360	0.0138000	85,790.00	85,790.00	0.00	0.00	0.00
Class B	1/20/2016	2/21/2016	30/360	0.0179000	99,046.67	99,046.67	0.00	0.00	0.00
Class C	1/20/2016	2/21/2016	30/360	0.0216000	70,560.00	70,560.00	0.00	0.00	0.00
Secured Note	1/20/2016	2/21/2016	30/360	0.0216000	1,535,519.57	1,535,519.57	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	17,423,390.45
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	93,242.24
Sale Proceeds	23,245,646.48
Monthly Payment Advances	1,272,123.92
Residual Advances	0.00
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	296,750.14
ACOLT Collections	42,331,153.23

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	638,647.61
Reimbursement of Residual Advances	0.00
Total ACOLT Available Distribution Amount	41,692,505.62

Distributions
Total ACOLT Available Distribution Amount	41,692,505.62
Basic Servicing Fee	785,615.85
Secured Note Interest Distributable Amount	1,535,519.57
Secured Note Principal Distributable Amount	33,906,961.98
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	5,464,408.22

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	1,535,519.57
Secured Note Principal Distributable Amount	33,906,961.98
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	35,442,481.55

Distributions
Total AART Available Amount	35,442,481.55
Administration Fee	7,108.89
Aggregate Class A Interest Distributable Amount	611,904.93
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	99,046.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	70,560.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	33,906,961.98
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	746,899.08

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2015-SN1 Portfolio	1,330,499,172.79	1,000,581,155.59	960,953,455.84
Aggregate ABS Value	1,206,898,954.96	942,739,022.90	908,832,060.92
Secured Note	1,117,226,362.61	853,066,430.55	819,159,468.57
AART Notes	1,092,200,000.00	791,876,653.53	757,969,691.55
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	51,062	45,367	24	1,045	10	5	0	44,283

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8293000	2.8581000	2.8639000	38.22	38.17	38.17	22.13	13.67	12.79

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.41%	0.74%	0.67%	0.78%	1.04%	0.91%	0.88%	1.12%	1.07%	1.23%	1.34%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

6. Losses and Delinquencies

	Early Term Defaults					Returned Vehicles Sold
	Average ABS Value	Number of Early Term Defaults	Net Loss (Gain)	Average Net Loss (Gain)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio
Current	925,785,541.91	10	(27,068.63)	(2,706.86)	(0.035)	20,451,398.41	(2,851,380.78)	(13.94)
Preceding	958,465,311.70	17	59,680.45	3,510.61	0.075	17,450,666.90	(2,589,812.71)	(14.84)
Next Preceding	988,444,776.02	9	4,512.43	501.38	0.005	14,581,672.23	(2,232,027.16)	(15.31)
Third Preceding	1,017,562,833.51	14	30,204.29	2,157.45	0.036	Three Month Average		(14.70)
Four Month Average					0.020

Aggregate ABS Value	212,548.80					20,451,398.41
Residual Advance Reimb.	N/A					0.00
Aggregate Sales Proceeds	205,450.13					23,040,196.35
Excess Wear/Mileage Charges	0.00					81,268.32
Other Amounts Received	34,167.30					181,314.52
Current Net Losses (Gains)	(27,068.63)					(2,851,380.78)

Beginning Cum Net Losses (Gains)	188,938.68					(19,045,043.43)
Current Net Losses (Gains)	(27,068.63)					(2,851,380.78)
Ending Cum Net Losses (Gains)	161,870.05					(21,896,424.21)

				Delinquencies
Delinquency Stratification	Amount	Number of Leases	Percent Delinquent		Average ABS Value	Over 60 Days	Percent Delinquent
31 - 60 days	4,410,207.16	220	0.4853	Current	925,785,541.91	930,078.10	0.100
61 - 90 days	684,140.55	34	0.0753	Preceding	958,465,311.70	937,541.73	0.098
91 - 120 days	245,937.55	11	0.0271	Next Preceding	988,444,776.02	751,172.85	0.076
> 120 days	0.00	0	0.0000	Three Month Average			0.091
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2015-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2015-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,034,494.77	6,034,494.77	0.00	0.00	6,034,494.77	6,034,494.77
Monthly Payment Advances	2,850,087.85	1,801,506.84	1,272,123.92	638,647.61	2,434,983.15	N/A
Residual Advances	0.00	0.00	0.00	0.00	0.00	N/A
Payments Ahead	2,474,042.36	2,763,491.94	468,351.64	798,558.47	2,433,285.11	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	114,698,954.96
Current Aggregate Overcollateralization Amount	150,862,369.37
Overcollateralization Target Amount	150,862,369.37
Initial ACOLT Overcollateralization Amount	89,672,592.35
Current ACOLT Overcollateralization Amount	89,672,592.35
Initial AART Overcollateralization Amount	25,026,362.61
Current AART Overcollateralization Amount	61,189,777.02

This Servicer Certificate relates only to AART 2015-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.